                                                         OPPENHEIMER BOND FUND
                                                 Supplement dated May 20, 2002 to the
                                                    Prospectus dated April 30, 2002

The Prospectus is changed as follows:

         The supplement dated May 17, 2002 is hereby rescinded.

May 20, 2002                                                                            285PS026